Share-based Payments - Range of Exercise Prices of Outstanding Shares (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	4,876	4,959	6,046
Weighted-average remaining contractual life of options outstanding (in years) | year	2.5
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 3.60	$ 5.10	$ 6.87
Number of share options exercisable, end of year (in shares) | shares	2,766	2,925
Weighted-average remaining contractual life of exercisable options (in years) | year	1.6
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 4.52	$ 6.87
2.16 - 2.17 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	953
Weighted-average remaining contractual life of options outstanding (in years) | year	3.4
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 2.16
Number of share options exercisable, end of year (in shares) | shares	318
Weighted-average remaining contractual life of exercisable options (in years) | year	3.4
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 2.16
2.18 - 2.41 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	1,212
Weighted-average remaining contractual life of options outstanding (in years) | year	2.2
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 2.19
Number of share options exercisable, end of year (in shares) | shares	808
Weighted-average remaining contractual life of exercisable options (in years) | year	2.2
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 2.19
2.42 - 3.81 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	1,071
Weighted-average remaining contractual life of options outstanding (in years) | year	4.4
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 2.62
Number of share options exercisable, end of year (in shares) | shares	0
Weighted-average remaining contractual life of exercisable options (in years) | year	0.0
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 0.00
3.82 - 6.13 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	820
Weighted-average remaining contractual life of options outstanding (in years) | year	1.4
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 4.99
Number of share options exercisable, end of year (in shares) | shares	820
Weighted-average remaining contractual life of exercisable options (in years) | year	1.4
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 4.99
6.14 - 7.26 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding, end of year (in shares) | shares	820
Weighted-average remaining contractual life of options outstanding (in years) | year	0.4
Weighted-average exercise price of options outstanding (in CAD/share) | $	$ 7.26
Number of share options exercisable, end of year (in shares) | shares	820
Weighted-average remaining contractual life of exercisable options (in years) | year	0.4
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 7.26